EARNINGS PER SHARE - Summary of Diluted Earnings Per Share (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EARNINGS PER SHARE
Gain attributable to the Company’s controlling shareholders	R$ (2,859,629)	R$ 1,047,960	R$ (650,196)
Weighted average of the number of issued common shares	1,371,980,871	1,377,143,943
Weighted average number of treasury shares		19,531,951
Weighted average of the number of outstanding common shares		1,396,675,894
Diluted earnings per share - R$		R$ 0.7503